Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade and Other Receivables Explanatory

	December 31, 2021	December 31, 2020
Trade receivables	41,972	25,140
Loss allowances	(1,147)	(649)

	40,825	24,491

Current	34,682	24,491
Non-current	6,143	—

Summary of Allowance for Credit Losses

	2021	2020
At January 1	(649)	(1,167)
Addition, net	(887)	(972)
Addition from acquisition of subsidiaries	(100)	—
Write-off	429	1,056
Exchange-rate change	60	434

At December 31	(1,147)	(649)

Details about the calculation of the loss allowance are provided in note 26.2(a)(iii).

Summary of Trade Receivables by Maturity are Distributed
Trade receivables by maturity are distributed as follows:

	December 31, 2021	December 31, 2020
Current	38,456	22,019
Overdue between:
From 1 to 30 days	1,251	1,578
From 31 to 60 days	847	537
From 61 to 90 days	439	293
From 91 to 120 days	113	245
From 121 to 300 days	866	468

Total	41,972	25,140